Stock-Based Compensation Plan (Schedule of Stock Option Activity) (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Number of Options Outstanding
Shares under option at January 1, 2014	2,007,433
Granted	239,759
Exercised	(532,547)	(1,265,673)
Forfeited	(36,543)
Shares under option at September 30, 2014	1,678,102
Shares exercisable under option at September 30, 2014	813,413
Weighted Average Exercise Price
Shares under option at January 1, 2014	$ 29.66
Granted	$ 74.49
Exercised	$ 14.20
Forfeited	$ 50.88
Shares under option at September 30, 2014	$ 40.50
Shares exercisable under option at September 30, 2014	$ 21.32